Intangible Assets - Schedule of Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value:
Due to changes in model inputs and assumptions	$ (1,100)
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]		Income from fees	Income from fees	Income from fees
Mortgage servicing rights valuation write-down	1,100
Mortgage servicing rights
Changes in mortgage servicing rights
Balance at beginning of year		$ 1,738	$ 2,899	$ 2,659
Originated mortgage servicing rights		0	39	64
Sale proceeds		(1,670)	0	0
Changes in fair value:
Due to changes in model inputs and assumptions		0	(939)	479
Other changes in fair value		(68)	(261)	(303)
Total changes in fair value		(68)	(1,200)	176
Balance at end of year	$ 1,738	0	1,738	2,899
Mortgage servicing rights valuation write-down		$ 0	$ 939	$ (479)